BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting and Presentation
The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Intercompany transactions and accounts have been eliminated in consolidation.
Principles of Consolidation
The financial statements include the accounts of the Company, its wholly-owned subsidiaries and those entities in which we have a variable interest and are the primary beneficiary.
Altisource consolidates Best Partners Mortgage Cooperative, Inc., which is managed by The Mortgage Partnership of America, L.L.C. (“MPA”), a wholly-owned subsidiary of Altisource. Best Partners Mortgage Cooperative, Inc. is a mortgage cooperative doing business as Lenders One® (“Lenders One”). MPA provides services to Lenders One under a management agreement that ends on December 31, 2025 (with renewals for three successive five-year periods at MPA’s option).
The management agreement between MPA and Lenders One, pursuant to which MPA is the management company, represents a variable interest in a variable interest entity. MPA is the primary beneficiary of Lenders One as it has the power to direct the activities that most significantly impact the cooperative’s economic performance and the right to receive benefits from the cooperative. As a result, Lenders One is presented in the accompanying consolidated financial statements on a consolidated basis and the interests of the members are reflected as non-controlling interests. As of December 31, 2021, Lenders One had total assets of $2.2 million and total liabilities of $1.4 million. As of December 31, 2020, Lenders One had total assets of $2.3 million and total liabilities of $0.1 million.
In 2019, Altisource created Pointillist, Inc. (“Pointillist”) and contributed the Pointillist® customer journey analytics business and $8.5 million to it. On May 27, 2021, Pointillist issued $1.3 million in principal of convertible notes to related parties with a maturity date of January 1, 2023. The notes bore interest at a rate of 7% per annum. The principal and unpaid accrued interest then outstanding under the notes (1) would automatically convert to Pointillist equity at the earlier of the time Pointillist receives proceeds of $5.0 million or more from the sale of its equity or January 1, 2023, or (2) are repaid in cash or converted into Pointillist common stock equity based on a $13.1 million Pointillist valuation (at the Lenders’ option) in the event of a corporate transaction or initial public offering of Pointillist. On December 1, 2021, the notes were converted to Pointillist equity and Altisource and other shareholders of Pointillist sold all of the equity interests in Pointillist (See Note 4 for additional information). Prior to the sale, Pointillist was owned by Altisource and management of Pointillist, with management of Pointillist owning a non-controlling interest representing 12.1% of the outstanding equity of Pointillist. Through December 1, 2021 Pointillist is presented in the accompanying consolidated financial statements on a consolidated basis and the portion of Pointillist owned by Pointillist management is reported as non-controlling interests as of December 31, 2020.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires estimates and assumptions that affect the reported amounts of assets and liabilities, revenue and expenses and related disclosures of contingent liabilities in the consolidated financial statements and accompanying notes. Estimates are used for, but not limited to, determining share-based compensation, income taxes, collectability of receivables, valuation of acquired intangibles and goodwill, depreciable lives and valuation of fixed assets and contingencies. Actual results could differ materially from those estimates.
Cash and Cash Equivalents
We classify all highly liquid instruments with an original maturity of three months or less at the time of purchase as cash equivalents.
Accounts Receivable, Net
Accounts receivable are presented net of an allowance for expected credit losses. We monitor and estimate the allowance for credit losses based on our historical write-offs, historical collections, our analysis of past due accounts based on the contractual terms of the receivables, relevant market and industry reports and our assessment of the economic status of our customers, if known. The carrying value of accounts receivable, net, approximates fair value.
Premises and Equipment, Net
We report premises and equipment, net at cost or estimated fair value at acquisition for premises and equipment recorded in connection with a business combination and depreciate these assets over their estimated useful lives using the straight-line method as follows:

Furniture and fixtures	5 years
Office equipment	5 years
Computer hardware	3-5 years
Computer software	3-7 years
Leasehold improvements	Shorter of useful life, 10 years or the term of the lease
Maintenance and repair costs are expensed as incurred. We capitalize expenditures for significant improvements and new equipment and depreciate the assets over the shorter of the capitalized asset’s life or the life of the lease.
We review premises and equipment for impairment following events or changes in circumstances that indicate the carrying amount of an asset or asset group may not be recoverable. We measure recoverability of assets to be held and used by comparing the carrying amount of an asset or asset group to estimated undiscounted future cash flows expected to be generated by the asset or asset group. If the carrying amount of an asset or asset group exceeds its estimated future cash flows, we recognize an impairment charge for the amount that the carrying value of the asset or asset group exceeds the fair value of the asset or asset group.
Computer software includes the fair value of software acquired in business combinations, capitalized software development costs and purchased software. Capitalized software development and purchased software are recorded at cost and amortized using the straight-line method over their estimated useful lives. Software acquired in business combinations is recorded at fair value and amortized using the straight-line method over its estimated useful life.
Business Combinations
We account for acquisitions using the purchase method of accounting in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 805, Business Combinations. The purchase price of an acquisition is allocated to the assets acquired and liabilities assumed using their fair value as of the acquisition date.
Goodwill
Goodwill represents the excess cost of an acquired business over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed in a business combination. We evaluate goodwill for impairment annually during the fourth quarter or more frequently when an event occurs or circumstances change in a manner that indicates the carrying value may not be recoverable. We first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether we need to perform the quantitative goodwill impairment test. Only if we determine, based on qualitative assessment, that it is more likely than not that a reporting unit’s fair value is less than its carrying value will we calculate the fair value of the reporting unit. We would then test goodwill for impairment by comparing the fair value of the reporting unit with its carrying amount. If the fair value is determined to be less than its carrying amount, we recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. We estimate the fair value of the reporting unit using discounted cash flows and market comparisons. The discounted cash flow method is based on the present value of projected cash flows. Forecasts of future cash flows are based on our estimate of future sales and operating expenses, based primarily on estimated pricing, sales volumes, market segment share, cost trends and general economic conditions. The estimated cash flows are discounted using a rate that represents our weighted average cost of capital. The market comparisons include an analysis of revenue and earnings multiples of guideline public companies compared to the Company.
Intangible Assets, Net
Identified intangible assets consist primarily of customer related intangible assets, operating agreements, trademarks and trade names and other intangible assets. Identifiable intangible assets acquired in business combinations are recorded based on their fair values at the date of acquisition. We determine the useful lives of our identifiable intangible assets after considering the specific facts and circumstances related to each intangible asset. Factors we consider when determining useful lives include the contractual term of any arrangements, the history of the asset, our long-term strategy for use of the asset and other economic factors. We amortize intangible assets that we deem to have definite lives in proportion to actual and expected customer revenues or on a straight-line basis over their useful lives, generally ranging from 4 to 20 years.
We perform tests for impairment if conditions exist that indicate the carrying value may not be recoverable. When facts and circumstances indicate that the carrying value of intangible assets determined to have definite lives may not be recoverable, management assesses the recoverability of the carrying value by preparing estimates of cash flows of discrete intangible assets generally consistent with models utilized for internal planning purposes. If the sum of the undiscounted expected future cash flows is less than the carrying value, we recognize an impairment to the extent the carrying amount exceeds fair value.
Long-Term Debt
Long-term debt is reported net of applicable discount or premium and net of debt issuance costs. The debt discount or premium and debt issuance costs are amortized to interest expense through maturity of the related debt using the effective interest method.
Fair Value Measurements
Fair value is defined as an exit price, representing the amount that would be received for an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-tier hierarchy for inputs used in measuring fair value, which prioritizes the inputs used in the methodologies of measuring fair value for assets and liabilities, is as follows:
Level 1 — Quoted prices in active markets for identical assets and liabilities
Level 2 — Observable inputs other than quoted prices included in Level 1
Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of assets or liabilities.
Financial assets and financial liabilities are classified based on the lowest level of input that is significant to the fair value measurements. Our assessment of the significance of a particular input to the fair value measurements requires judgment and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy.
Functional Currency
The currency of the primary economic environment in which our operations are conducted is the United States dollar. Therefore, the United States dollar has been determined to be our functional and reporting currency. Non-United States dollar transactions and balances have been measured in United States dollars in accordance with ASC Topic 830, Foreign Currency Matters. All transaction gains and losses from the measurement of monetary balance sheet items denominated in non-United States dollar currencies are reflected in the consolidated statements of operations and comprehensive income (loss) as income or expenses, as appropriate.
Defined Contribution 401(k) Plan
Some of our employees currently participate in a defined contribution 401(k) plan under which we may make matching contributions equal to a discretionary percentage determined by us. We recorded expenses of $0.5 million and $0.6 million for the years ended December 31, 2021 and 2020, respectively, related to our discretionary contributions.
Revenue Recognition
We recognize revenue when we satisfy a performance obligation by transferring control of a product or service to a customer in an amount that reflects the consideration that we expect to receive. This revenue can be recognized at a point in time or over time. We invoice customers based on our contractual arrangements with each customer, which may not be consistent with the period that revenues are recognized. When there is a timing difference between when we invoice customers and when revenues are recognized, we record either a contract asset (unbilled accounts receivable) or a contract liability (deferred revenue or other current liabilities), as appropriate. See note 25 for descriptions of our principal revenue generating activities.
Share-Based Compensation
Share-based compensation is accounted for under the provisions of ASC Topic 718, Compensation - Stock Compensation (“ASC Topic 718”). Under ASC Topic 718, the cost of services received in exchange for an award of equity instruments is generally measured based on the grant date fair value of the award. Share-based awards that do not require future service are expensed immediately. Share-based awards that require future service are recognized over the relevant service period. The Company has made an accounting policy election to account for forfeitures in compensation expense as they occur.
Income Taxes
We record income taxes in accordance with ASC Topic 740, Income Taxes (“ASC Topic 740”). We account for certain income and expense items differently for financial reporting purposes and income tax purposes. We recognize deferred income tax assets and liabilities for these differences between the financial reporting basis and the tax basis of our assets and liabilities as well as expected benefits of utilizing net operating loss and credit carryforwards. The most significant temporary differences relate to accrued compensation, amortization, loss carryforwards and valuation allowances. We measure deferred income tax assets and liabilities using enacted tax rates expected to apply to taxable income in the years in which we anticipate recovery or settlement of those temporary differences. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period when the change is enacted. Deferred tax assets are reduced by a valuation allowance when it is more likely than not that some portion or all of the deferred tax assets will not be realized.
Tax laws are complex and subject to different interpretations by the taxpayer and respective governmental taxing authorities. Significant judgment is required in determining tax expense and in evaluating tax positions including evaluating uncertainties under ASC Topic 740. We recognize tax benefits from uncertain tax positions only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The tax benefits recognized in the financial statements from such positions are then measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. Resolution of these uncertainties in a manner inconsistent with management’s expectations could have a material impact on our results of operations.
Earnings Per Share
We compute earnings per share in accordance with ASC Topic 260, Earnings Per Share. Basic net income per share is computed by dividing net income attributable to Altisource by the weighted average number of shares of common stock outstanding for the period. Diluted net income per share reflects the assumed conversion of all dilutive securities using the treasury stock method.
Recently Adopted Accounting Pronouncements
In December 2019, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This standard is part of the FASB’s initiative to reduce complexity in accounting standards by instituting several simplifying provisions and removing several exceptions pertaining to income tax accounting. This standard is effective for annual periods beginning after December 15, 2020, including interim periods within that reporting period. The Company adopted this standard effective January 1, 2021 and has applied it prospectively. Adoption of this new standard did not have any impact on the Company’s consolidated financial statements.
In August 2020, the FASB issued ASU No. 2020-06, Debt - Debt with Conversion and Other Options (Topic 470) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Topic 815). This standard simplifies the accounting for certain financial instruments with characteristics of liability and equity, particularly convertible debt instruments. This standard is effective for annual periods beginning after December 15, 2021, including interim periods within that reporting period. Early adoption is permitted for annual periods beginning after December 15, 2020. The Company early adopted this standard effective January 1, 2021 and has applied it prospectively. Adoption of this new standard did not have a material impact on the Company’s consolidated financial statements.
Future Adoption of New Accounting Pronouncements
In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform on Financial Reporting and in January 2021, the FASB issued ASU No. 2021-01, Reference Rate Reform (Topic 848): Scope. This standard applies only to contracts, hedging relationships, and other transactions that reference the London Interbank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued because of reference rate reform. This standard provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting, in response to concerns about structural risks of interbank offered rates, and, particularly, the risk of cessation of LIBOR. This standard is effective from the period from March 12, 2020 through December 31, 2022. An entity may elect to apply the amendments for contract modifications as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020, or prospectively from a date within an interim period that includes or is subsequent to March 12, 2020, up to the date that the financial statements are available to be issued. Once elected for a topic or an industry subtopic, the standard must be applied prospectively for all eligible contract modifications for that topic or industry subtopic. The Company is currently evaluating the impact this guidance may have on its consolidated financial statements.